October 17, 2013

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

RE:      Calvert Small Cap Fund, a series of Calvert Impact Fund, Inc.

File Numbers 333-44064 and 811-10045

Ladies and Gentlemen:

Pursuant to Rule 485(b)(1)(vii) under the Securities Act of 1933, transmitted herewith is a post-effective amendment to the registration statement for the above-referenced registrant.   This post-effective amendment relates to Calvert Small Cap Fund and is being filed solely to register Class Y shares for the Fund.

The Rule 485(b)(1)(vii) request regarding the launch of Class Y shares for the Fund, filed initially on August 30, 2013, was granted by the SEC staff on October 10, 2013.

Please feel free to contact me at 301-657-7045 with any questions.

Sincerely,

/s/ Lancelot A. King

Lancelot A. King

Assistant Vice President

Associate General Counsel